Subsequent Events	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Subsequent Events	11. Subsequent Events The Trust changed names from World Currency Gold Trust to World Gold Trust effective April 16, 2018.	12. Subsequent Events The Sponsor has evaluated events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
SPDR Long Dollar Gold Trust [Member]
Subsequent Events	11. Subsequent Events The Trust changed names from World Currency Gold Trust to World Gold Trust effective April 16, 2018.	12. Subsequent Events The Sponsor has evaluated events through the issuance of the financial statements and determined that no events have occurred that require disclosure.
The Gold Trust [Member]
Subsequent Events		8. Subsequent Events The Sponsor has evaluated events through the issuance of the statement of financial condition and determined that no events have occurred that require disclosure.